Other Short-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
OTHER SHORT-TERM LIABILITIES [Abstract]
Other Short-term Liabilities

	As of December 31, (in thousands)
	2016	2017
Matching loans from related parties(Note 27)	$378,678	$396,192
Customer deposits	3,045	2,221
Others	5,814	6,465

Total	$387,537	$404,878